Subsequent Events (Details)					12 Months Ended
	Feb. 19, 2023 USD ($)	Feb. 10, 2023 $ / shares shares	Feb. 08, 2023 USD ($) $ / shares shares	Nov. 14, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jan. 09, 2023 USD ($) $ / shares shares	Oct. 03, 2022 $ / shares
Subsequent Events [Line Items]
Common Stock, Par or Stated Value Per Share					$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding | shares					9,184,092	9,184,092
Temporary Equity, Accretion to Redemption Value | $					$ 2,684,000	$ 2,511,000
Stock issued during period, stock options exercised | shares					3,566,931	133,932
Equity value | $					$ 375,000,000
Common Class B [Member]
Subsequent Events [Line Items]
Common Stock, Shares, Outstanding | shares					8,125,000	8,125,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Purchase amount | $				$ 75,000,000
PATHFINDER ACQUISITION CORPORATION [Member]
Subsequent Events [Line Items]
Assets Held-in-trust | $					$ 328,636,388	$ 325,028,452
Common Stock, Shares, Outstanding | shares					32,500,000	32,500,000
Temporary Equity, Accretion to Redemption Value | $						$ 27,827,372
PATHFINDER ACQUISITION CORPORATION [Member] | Common Class A [Member]
Subsequent Events [Line Items]
Sale of Stock, Price Per Share					$ 11.5
Common Stock, Par or Stated Value Per Share					$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding | shares					0	0
Temporary Equity, Redemption Price Per Share					$ 10.11	$ 10
Class of warrants or rights exercise price per share					11.5
PATHFINDER ACQUISITION CORPORATION [Member] | Common Class B [Member]
Subsequent Events [Line Items]
Common Stock, Par or Stated Value Per Share					$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding | shares					8,125,000	8,125,000
PATHFINDER ACQUISITION CORPORATION [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Assets Held-in-trust | $			$ 36,200,000
PATHFINDER ACQUISITION CORPORATION [Member] | Subsequent Event [Member] | Common Class A [Member]
Subsequent Events [Line Items]
Common Stock, Shares, Outstanding | shares			3,538,910
Temporary Equity, Accretion to Redemption Value | $			$ 294,200,000
Temporary Equity, Redemption Price Per Share			$ 10.16
Stock issued during period, stock options exercised | shares			28,961,090
Conversion Of Preferred Stock Into Equity Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.01
Domestication [Member] | PATHFINDER ACQUISITION CORPORATION [Member] | Common Class A [Member]
Subsequent Events [Line Items]
Common Stock, Par or Stated Value Per Share								$ 0.0001
Domestication [Member] | PATHFINDER ACQUISITION CORPORATION [Member] | Common Class B [Member]
Subsequent Events [Line Items]
Common Stock, Par or Stated Value Per Share								$ 0.0001
Equity Grant Agreement And Subscription Agreement [Member]
Subsequent Events [Line Items]
Common Stock, Shares Subscribed but Unissued | shares				1,000,000
Sponsor Agreement [Member] | Subsequent Event [Member] | Common Class B [Member] | Sponsor [Member]
Subsequent Events [Line Items]
Number of shares subject to forfeiture | shares		4,025,000
Percentage of common stock shares subject to forfeiture		50.00%
Business Combination Agreement [Member]
Subsequent Events [Line Items]
Business Acquisition, Transaction Costs | $					$ 6,500,000
Business Combination Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Business Acquisition, Transaction Costs | $	$ 28,700,000
Payment Of Loan Assumed In A Business Combination | $	1,500,000
Payment Of Deferred Payout Obligation | $	4,400,000
Proceeds from Sale of Restricted Investments | $	34,400,000
Aggregate Gross Proceeds Received | $	109,400,000
Business Combination Agreement [Member] | PATHFINDER ACQUISITION CORPORATION [Member] | Subsequent Event [Member] | Common Class A [Member]
Subsequent Events [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.0001
Business Combination Agreement [Member] | PATHFINDER ACQUISITION CORPORATION [Member] | Subsequent Event [Member] | Common Class B [Member]
Subsequent Events [Line Items]
Common Stock, Par or Stated Value Per Share		0.0001
Business Combination Agreement [Member] | Domestication [Member] | Subsequent Event [Member] | Common Class A [Member]
Subsequent Events [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.0001
Common stock conversion ratio for every share held in the previous company		1
Class of warrants or rights exercise price per share		$ 11.5
Class of warrants or rights number of shares covered by each warrant or right | shares		5
Business Combination Agreement [Member] | Domestication [Member] | Subsequent Event [Member] | Common Class B [Member]
Subsequent Events [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.0001
Common stock conversion ratio for every share held in the previous company		1
Third Party Investors [Member] | Shareholder Rights Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Lock in period of shares from the closing date		180 months
Sponsor And Afiliates [Member] | Shareholder Rights Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Lock in period of shares from the closing date		150 days
Consecutive trading days threshold for determining the share price triggering the transfer of shares		30 days
Number of trading days within the consecutive trading days for determining the share price triggering transfer of shares		20 days
Closing share price triggering the transfer of shares		$ 12
Lock in period of shares from the closing date one		365 days
Private Placement [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Subsequent Events [Line Items]
Sale of Stock, Price Per Share					$ 2
Private Placement [Member] | PATHFINDER ACQUISITION CORPORATION [Member] | Common Class A [Member]
Subsequent Events [Line Items]
Sale of Stock, Price Per Share					$ 11.5
New Movella Common Stock [Member] | Private Placement [Member] | Equity Grant Agreement And Subscription Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common Stock, Value, Subscriptions | $							$ 75,000,000
Sale of Stock, Price Per Share							$ 10
Common Stock, Shares Subscribed but Unissued | shares							7,500,000
VLN Senior Secured Note [Member] | Note Purchase Agreement [Member]
Subsequent Events [Line Items]
Long term debt fixed interest rate percentage					9.25%
Long term debt term				5 years
Debt Instrument, Face Amount | $				$ 75,000,000
Senior Secured Notes Pre Close Facility [Member] | Note Purchase Agreement [Member]
Subsequent Events [Line Items]
Debt Instrument, Face Amount | $				$ 25,000,000
Note Purchase Agreement [Member] | Business Combination Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Debt Instrument, Annual Principal Payment | $	25,700,000
Note Purchase Agreement [Member] | VLN Senior Secured Note [Member]
Subsequent Events [Line Items]
Long term debt fixed interest rate percentage					9.25%
Long term debt term				5 years
Note Purchase Agreement [Member] | VLN Senior Secured Note [Member] | Business Combination Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Proceeds from Issuance of Medium-term Notes | $	$ 75,000,000